Goodwill and Other Intangible Assets - Fair value (Details)	12 Months Ended
	Dec. 31, 2020 USD ($) item	Dec. 31, 2019 USD ($)	Oct. 01, 2019 item
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Goodwill and Intangible Asset Impairment	$ 28,900,000
Impairment of goodwill	0	$ 0
Impairment of intangibles	$ 28,910,000	$ 17,730,000
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | item	0.095		0.165
Measurement Input, Probability Of Success [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement input | item	0.696
Methylphenidate ER
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Impairment of intangibles	$ 28,900,000